Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Stockholders' equity
Preferred class A stock, par value	$ 0	$ 0
Preferred class A stock, shares authorized	7,200,000,000	7,200,000,000
Preferred class A stock, shares issued	2,108,579,618	2,108,579,618
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	3,256,724,482	3,256,724,482
Treasury stock, preferred shares	99,649,562	99,649,571
Treasury stock, common shares	47,375,394	47,375,394